Borrowings (Details)	5 Months Ended	6 Months Ended	8 Months Ended			10 Months Ended	12 Months Ended
	Sep. 30, 2017 USD ($)	Jun. 29, 2018 USD ($)	Sep. 07, 2018 USD ($)	Aug. 29, 2018 USD ($)	Dec. 31, 2017 USD ($)	Nov. 09, 2018 USD ($)	Dec. 31, 2018 USD ($)
Debt Instrument [Line Items]
Outstanding balance under sale and leaseback transaction					$ 0		$ 87,530,000
ABN AMRO $40 million facility
Debt Instrument [Line Items]
Line of credit facility issuance date							Jun. 29, 2017
Maximum borrowing capacity							$ 40,000,000
Number of loan tranches							3
Number of vessels financed							7
Interest rate description							LIBOR plus 400 basis points
Amount outstanding							$ 0
ABN AMRO $40 million facility | Tranche A
Debt Instrument [Line Items]
Amount of each tranche							34,320,000
ABN AMRO $40 million facility | Tranche B
Debt Instrument [Line Items]
Amount of each tranche							3,180,000
ABN AMRO $40 million facility | Tranche C
Debt Instrument [Line Items]
Amount of each tranche							2,500,000
ABN AMRO $71 million facility
Debt Instrument [Line Items]
Amount outstanding							$ 0
ABN AMRO $71 million facility | Initial Facility
Debt Instrument [Line Items]
Line of credit facility issuance date							Jul. 27, 2017
Maximum borrowing capacity							$ 21,000,000
Number of vessels financed							7
Interest rate description							LIBOR plus 400 basis points
Proceeds from lines of credit	$ 21,000,000
Loan's discount							$ 315,000
ABN AMRO $71 million facility | Facility Extension
Debt Instrument [Line Items]
Line of credit facility issuance date							Dec. 01, 2017
Maximum borrowing capacity							$ 50,000,000
Number of vessels financed							4
Interest rate description							LIBOR plus 400 basis points
Proceeds from lines of credit					$ 50,000,000
Loan's discount							$ 625,000
ABN AMRO $50 million facility
Debt Instrument [Line Items]
Line of credit facility issuance date							Dec. 03, 2018
Maximum borrowing capacity							$ 50,000,000
Number of loan tranches							2
Interest rate description							LIBOR plus 350 basis points
Proceeds from lines of credit							$ 50,000,000
Loan's discount							500,000
Amount outstanding							$ 50,000,000
Number of repayment installments							16
Repayment frequency							quarterly
Balloon payment on the last repayment date							$ 12,475,000
Expiration date							Dec. 31, 2022
ABN AMRO $50 million facility | Tranche A
Debt Instrument [Line Items]
Number of vessels financed							4
Number of vessels partially financed							1
Amount of each tranche							$ 41,200,000
ABN AMRO $50 million facility | Tranche B
Debt Instrument [Line Items]
Number of vessels financed							1
Amount of each tranche							$ 8,800,000
ABN AMRO $50 million facility | First Four Installments
Debt Instrument [Line Items]
Repayment installment							4,000,000
ABN AMRO $50 million facility | Fifth Installment
Debt Instrument [Line Items]
Repayment installment							3,375,000
ABN AMRO $50 million facility | Subsequent 11 Installments
Debt Instrument [Line Items]
Repayment installment							$ 1,650,000
BNP Paribas $24 million facility | Initial Facility
Debt Instrument [Line Items]
Line of credit facility issuance date							Dec. 20, 2017
Maximum borrowing capacity							$ 24,000,000
Number of loan tranches							4
Number of vessels financed							4
Interest rate description							LIBOR plus 300 basis points
Proceeds from lines of credit							$ 24,000,000
Loan's discount							300,000
Amount of each tranche							$ 6,000,000
BNP Paribas $24 million facility | Facility Extension
Debt Instrument [Line Items]
Line of credit facility issuance date							Sep. 30, 2018
Maximum borrowing capacity							$ 9,000,000
Number of vessels financed							1
Interest rate description							LIBOR plus 300 points per annum
Proceeds from lines of credit			$ 9,000,000
Loan's discount							$ 103,500
Amount outstanding							$ 8,679,000
Number of repayment installments							19
Repayment frequency							quarterly
Repayment installment							$ 321,500
Balloon payment on the last repayment date							$ 2,570,000
Expiration date							Sep. 30, 2023
BNP Paribas $24 million facility | First Three Tranches
Debt Instrument [Line Items]
Amount outstanding							$ 15,428,000
Number of repayment installments							16
Repayment frequency							quarterly
Repayment installment							$ 642,900
Balloon payment on the last repayment date							$ 5,142,000
Expiration date							Dec. 22, 2022
BNP Paribas $24 million facility | Fourth Tranche
Debt Instrument [Line Items]
Amount outstanding							$ 5,357,000
Number of repayment installments							17
Repayment frequency							quarterly
Repayment installment							$ 214,300
Balloon payment on the last repayment date							$ 1,714,000
Expiration date							Feb. 28, 2023
BNP Paribas $25 million facility
Debt Instrument [Line Items]
Line of credit facility issuance date							May 25, 2018
Maximum borrowing capacity							$ 25,000,000
Number of vessels financed							1
Interest rate description							LIBOR plus 300 basis points
Proceeds from lines of credit							$ 25,000,000
Loan's discount							300,000
Amount outstanding							$ 23,611,000
Number of repayment installments							18
Repayment frequency							quarterly
Repayment installment							$ 694,500
Balloon payment on the last repayment date							$ 11,110,000
Expiration date							May 31, 2023
HSH $36 million facility
Debt Instrument [Line Items]
Line of credit facility issuance date							Jun. 28, 2018
Maximum borrowing capacity							$ 36,000,000
Number of vessels financed							2
Interest rate description							LIBOR plus 325 basis points
Proceeds from lines of credit							$ 36,000,000
Loan's discount							270,000
Amount outstanding							$ 32,000,000
Number of repayment installments							14
Repayment frequency							quarterly
Repayment installment							$ 1,200,000
Balloon payment on the last repayment date							$ 15,200,000
Expiration date							Jun. 30, 2022
HSH NordBank AG
Debt Instrument [Line Items]
Line of credit facility issuance date							Nov. 09, 2018
Number of loan tranches							4
Vessel capacity in TEU							10,000
Number of vessels financed							4
Interest rate description							LIBOR plus 325 basis points
Loan commitment fee per annum on the undrawn loan amount							0.75%
Proceeds from lines of credit							$ 0
Amount of each tranche							$ 31,800,000
HSH NordBank AG | Each tranche
Debt Instrument [Line Items]
Number of repayment installments							19
Repayment frequency							quarterly
Repayment installment							$ 678,000
Balloon payment on the last repayment date							$ 18,918,000
Expiration date							Jul. 31, 2023
Financial Liability
Debt Instrument [Line Items]
Line of credit facility issuance date							May 25, 2018
Sale and leaseback transaction, net proceeds financing activities							$ 119,000,000
Number of containerships under sale and leaseback transaction							18
Sale and leaseback transaction, number of repayment installments							60
Sale and leaseback transaction, frequency of repayment installments							monthly
Sale and leaseback transaction, monthly rental payments							$ 1,097,000
Contractual obligation							45,100,000
Outstanding balance under sale and leaseback transaction							$ 87,530,000
Financial Liability | First Six Vessels
Debt Instrument [Line Items]
Sale and leaseback transaction, net proceeds financing activities		$ 37,500,000
Financial Liability | Four Vessels
Debt Instrument [Line Items]
Sale and leaseback transaction, net proceeds financing activities				$ 26,000,000
Financial Liability | Four Additional Vessels
Debt Instrument [Line Items]
Sale and leaseback transaction, net proceeds financing activities						$ 26,700,000